Convertible Promissory Notes - Summary of Convertible Promissory Notes (Details) - USD ($)	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Debt Instrument [Line Items]
Convertible note payable	$ 34,496	$ 167,702
Less debt discount	(2,186)	(8,470)	$ (41,928)
Less current portion of convertible notes		(108,670)
Long-term convertible notes payable	32,307	50,562	$ 106,697
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible note payable		62,160
Convertible Debt One [Member]
Debt Instrument [Line Items]
Convertible note payable	34,496	55,000
Convertible Debt Two [Member]
Debt Instrument [Line Items]
Convertible note payable		$ 50,542